Filed pursuant to Rule 497
File No. 333-200595

Maximum Offering of 69,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 2 dated July 20, 2016

to

Prospectus dated June 30, 2016

This Supplement No. 2 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated June 30, 2016 (the “Prospectus”) and Supplement No. 1 to the Prospectus dated June 30, 2016.

You should carefully consider the “Risk Factors” beginning on page 36 of the Prospectus before you decide to invest.

Status of Our Public Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $866 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of July 7, 2016, we have combined proceeds, as well as leverage through our revolving credit facilities with ING Capital and JP Morgan Chase, which we have used to invest $1,012 million in principal across 94 transactions, the details of which are listed below.

For the quarter ended March 31, 2016, we invested $64.4 million of principal in directly originated transactions across 12 portfolio companies and $24.9 million of principal in syndicated transactions across 5 portfolio companies. As of July 7, 2016, the investment portfolio was comprised of $849.6 million of principal in directly originated transactions across 65 portfolio companies and $162.6 million of principal in syndicated transactions across 29 portfolio companies.

As of March 31, 2016, the trailing twelve-month yield based upon amortized cost on our portfolio investments was approximately 9.2%. As of July 7, 2016, approximately 88.8% of our portfolio investments were senior secured and 86.6% of our income-bearing investment portfolio bore interest based on floating rates, such as LIBOR or the Alternate Base Rate (“ABR”), and 13.4% bore interest at fixed rates. The yield on income-producing investments is computed based upon a combination of the cash flows to date and the contractual interest payments, principal amortization and fee notes due at maturity, without giving effect to closing fees received, base management fees, incentive fees or general fund-related expenses. Each floating-rate loan uses

LIBOR or ABR as its floating-rate index. For each floating-rate loan, the projected fixed-rate equivalent coupon rate used to forecast the interest cash flows was calculated by adding the interest-rate spread specified in the relevant loan document to the fixed-rate equivalent LIBOR or ABR rate, with the duration of such fixed-rate return matched to the specific loan, adjusted by the LIBOR or ABR floor and/or cap in place on that loan. The yield of our portfolio investments is higher than what investors in the Company will realize because it does not reflect the our expenses and the sales load paid by investors. The total investment return based net asset value to investors for the quarter ended March 31, 2016 and for the year ended December 31, 2015 was 0.71% and -0.46%, respectively.

The table below shows our investment portfolio as of July 7, 2016:

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/30/2019	LIBOR + 14.000%, 1.000% Floor, PIK	11.67	9/30/2014

AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Warrants	—	—	—	9/30/2014

Access Media Holding LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	7/22/2020	5.000%, 5.000% PIK	6.88	10/22/2013

Access Media Holding LLC	Media: Broadcasting & Subscription	Preferred Equity	7/22/2020	12.000% PIK	1.96	7/23/2015

Access Media Holding LLC	Media: Broadcasting & Subscription	Common Stock	—	—	—	7/23/2015

Advanced Diagnostic Holdings LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	12/11/2020	LIBOR + 8.750%, 0.875% Floor	15.36	12/11/2015

Alpha Media LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	2/25/2022	LIBOR + 6.000%, 1.000% Floor	9.63	3/11/2016

American Beacon Advisors, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	4/30/2023	LIBOR + 8.750%, 1.000% Floor	6.00	3/17/2015

AMMC CLO 17, Limited	Multi-Sector Holdings	Subordinated Notes	11/15/2027	17.374% Estimated Yield	5.00	4/6/2016

Anaren, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.00	2/27/2014

APCO Holdings Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	1/29/2022	LIBOR + 6.000%, 1.000% Floor	4.47	1/29/2016

Aperture Group LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	8/29/2019	LIBOR + 6.250%, 1.000% Floor	2.31	9/5/2014

Associated Asphalt Partners, LLC	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	1.78	2/27/2013

Asurion Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.00	12/18/2014

Atrium Innovations, Inc.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	8/13/2021	LIBOR + 6.750%, 1.000% Floor	5.00	1/29/2014

Aviation Technical Services, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	3/31/2022	LIBOR + 8.500%, 1.000% Floor	22.50	9/30/2015

Backcountry.com, LLC	Retail	Senior Secured First Lien Term Loans	6/30/2020	LIBOR + 7.250%, 1.000% Floor	34.70	6/30/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Bennu Oil & Gas, LLC	Energy: Oil & Gas	Senior Secured Second Lien Term Loans	11/1/2018	LIBOR + 8.500%, 1.25% Floor, 2.5% PIK	5.65	10/31/2013

Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term Loans	7/18/2020	LIBOR + 6.750%, 1.000% Floor	14.00	8/5/2014

Black Angus Steakhouses LLC	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	4/24/2020	LIBOR + 9.000%, 1.000% Floor	20.23	4/24/2015

Brundage-Bone Concrete Pumping, Inc.	Construction & Building	Senior Secured First Lien Notes	9/1/2021	10.375%	7.50	8/18/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 12.500%, 1.000% Floor, PIK	16.70	4/28/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/1/2016	LIBOR + 12.500%, 1.000% Floor, PIK	7.23	10/2/2015

Capstone Nutrition	Healthcare & Pharmaceuticals	Common Stock	—	—	—	4/28/2014

Charming Charlie Inc.	Retail	Senior Secured First Lien Term Loans	12/24/2019	LIBOR + 8.000%, 1.000% Floor	8.21	12/18/2013

Collective Brands Finance Inc.	Retail	Senior Secured Second Lien Term Loans	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.00	3/6/2014

Contmid Inc.	Automotive	Senior Secured Second Lien Term Loans	10/25/2019	LIBOR + 9.000%, 1.000% Floor	27.91	7/24/2014

ConvergeOne Holdings Corp.	Telecommunications	Senior Secured Second Lien Term Loans	6/17/2021	LIBOR + 8.000%, 1.000% Floor	12.50	6/16/2014

Cornerstone Chemical Company	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	4.97	3/4/2013

CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 6.750%, 1.000% Floor	3.00	9/30/2014

CRGT Inc.	High Tech Industries	Senior Secured First Lien Term Loans	12/19/2020	LIBOR + 6.500%, 1.000% Floor	4.69	12/18/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Warrants	—	—	—	11/10/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	11/10/2019	LIBOR + 9.000%, 1.500% Floor	19.52	11/10/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	2/10/2018	LIBOR + 9.000%, 1.500% Floor PIK	4.25	11/10/2014

Drew Marine Partners, LP	Transportation: Cargo	Senior Secured Second Lien Term Loans	5/19/2021	LIBOR + 7.000%, 1.000% Floor	10.00	12/10/2013

Dryden Senior Loan Fund - 37	Multi-Sector Holdings	Subordinated Notes	4/15/2027	22.698% Estimated Yield	4.00	4/19/2016

Dryden Senior Loan Fund - 38	Multi-Sector Holdings	Subordinated Notes	7/15/2027	17.689% Estimated Yield	7.00	4/28/2016

Dynamic Energy Services International LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/6/2018	LIBOR + 8.500%, 1.000% Floor	8.54	3/3/2014

EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Notes	12/31/2020	12.000%	5.20	12/28/2015

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Preferred Equity	—	—	—	12/28/2015

FKI Security Group LLC	Capital Equipment	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 8.500%, 1.000% Floor	14.53	3/30/2015

Frontier Communications Corp.	Telecommunications	Senior Secured First Lien Notes	9/15/2022	10.250%	2.00	9/11/2015

Gastar Exploration USA, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	5/15/2018	8.625%	5.40	5/10/2013

Genex Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	5/30/2022	LIBOR + 7.750%, 1.000% Floor	9.50	5/22/2014

GK Holdings, Inc.	Services: Business	Senior Secured Second Lien Term Loans	1/20/2022	LIBOR + 9.500%, 1.000% Floor	10.00	1/30/2015

Green Field Energy Services, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	11/15/2016	13.000%	0.77	5/23/2012

Green Field Energy Services, Inc.	Energy: Oil & Gas	Equity	—	—	—	5/23/2012

HBC Holdings, LLC	Consumer goods: Durable	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 5.750%, 1.000% Floor	14.74	9/30/2014

Heligear Acquisition Co.	Aerospace & Defense	Senior Secured First Lien Notes	10/7/2019	10.250%	15.00	9/30/2014

Hill International, Inc.	Construction & Building	Senior Secured First Lien Term Loans	9/26/2020	LIBOR + 6.750%, 1.000% Floor	16.70	9/30/2014

Holland Acquisition Corp.	Energy: Oil & Gas	Senior Secured First Lien Term Loans	5/29/2018	LIBOR + 9.000%, 1.000% Floor	4.52	9/26/2013

Ignite Restaurant Group, Inc.	Retail	Senior Secured First Lien Term Loans	2/13/2019	LIBOR + 7.000%, 1.000% Floor	8.90	8/18/2014

IHS Intermediate, Inc.	Services: Business	Senior Secured Second Lien Term Loans	7/20/2022	LIBOR + 8.250%, 1.000% Floor	25.00	7/20/2015

Imagine! Print Solutions LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loans	6/30/2022	LIBOR + 6.000%, 1.000% Floor	4.11	4/8/2016

Interface Security Systems, Inc.	Services: Consumer	Senior Secured First Lien Notes	1/15/2018	9.250%	2.89	1/15/2013

Invision Diversified, LLC	Services: Business	Senior Secured First Lien Term Loans	6/30/2020	LIBOR + 8.500%, 1.000% Floor	24.65	6/30/2015

IPS Corporation	Wholesale	Senior Secured First Lien Term Loans	2/5/2021	LIBOR + 6.250%, 1.000% Floor	9.83	3/5/2015

IronGate Energy Services, LLC	Energy: Oil & Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013

Isola USA Corp.	High Tech Industries	Senior Secured First Lien Term Loans	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.61	1/24/2014

JAC Holding Corp.	Automotive	Senior Secured First Lien Notes	10/1/2019	11.500%	12.00	9/26/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Jordan Reses Supply Company, LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.00	10/24/2014

Liquidnet Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.30	5/3/2013

Livingston International, Inc.	Transportation: Cargo	Senior Secured Second Lien Term Loans	4/18/2020	LIBOR + 7.750%, 1.250% Floor	2.66	4/16/2013

Loar Group Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	7/12/2022	LIBOR + 9.250%, 1.000% Floor	15.00	1/12/2016

LTCG Holdings Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	6/6/2020	LIBOR + 5.000%, 1.000% Floor	2.84	6/5/2014

LSF9 Atlantis Holdings, LLC	Retail	Senior Secured First Lien Term Loans	1/15/2021	LIBOR + 9.000%, 1.000% Floor	9.75	1/15/2016

Maxim Crane Works, LP	Capital Equipment	Senior Secured Second Lien Term Loans	11/26/2018	LIBOR + 9.250%, 1.000% Floor	6.50	4/5/2016

Nathan’s Famous, Inc.	Beverage, Food & Tobacco	Senior Secured First Lien Notes	3/15/2020	10.000%	7.00	2/27/2015

Nation Safe Drivers Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	9/29/2020	LIBOR + 8.000%, 2.000% Floor	20.68	9/29/2014

New Media Holdings II LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loans	6/4/2020	LIBOR + 6.250%, 1.000% Floor	18.14	9/15/2014

Newpage Corporation	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loans	2/11/2021	LIBOR + 8.250%, 1.250% Floor	8.12	2/5/2014

Newpage Corporation	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loans	7/28/2017	LIBOR + 8.7500%, 1.2500% Floor	1.63	3/7/2016

Newpage Corporation	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loans	7/28/2017	LIBOR + 9.500%, 1.50% Floor PIK	1.68	3/7/2016

Novetta Solutions LLC	High Tech Industries	Senior Secured Second Lien Term Loans	10/15/2023	LIBOR + 8.500%, 1.000% Floor	11.00	10/1/2015

Omnitracs, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	5/25/2021	LIBOR + 7.750%, 1.000% Floor	7.00	10/29/2013

Oxford Mining Company, LLC	Metals & Mining	Senior Secured First Lien Term Loans	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3.000% PIK	20.56	12/31/2014

RealD, Inc.	Media: Diversified & Production	Preferred Equity	3/22/2021	10.000% PIK	7.45	3/22/2016

RealD, Inc.	Media: Diversified & Production	Common Stock	—	—	—	3/22/2016

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Reddy Ice Group, Inc.	Beverage, Food & Tobacco	Senior Secured Second Lien Term Loans	11/1/2019	LIBOR + 9.500%, 1.250% Floor	2.00	3/28/2013

Research Now Group Inc.	Services: Business	Senior Secured Second Lien Term Loans	3/18/2022	LIBOR + 8.750%, 1.000% Floor	15.00	3/18/2015

Response Team Holdings, LLC	Construction & Building	Preferred Equity	3/28/2019	12.000% PIK	3.64	3/28/2014

Response Team Holdings, LLC	Construction & Building	Warrants	—	—	—	3/28/2014

School Specialty, Inc.	Wholesale	Senior Secured First Lien Term Loans	6/11/2019	LIBOR + 8.500%, 1.000% Floor	9.95	5/29/2013

Ship Supply Acquisition Corporation	Services: Business	Senior Secured First Lien Term Loans	7/31/2020	LIBOR + 8.000%, 1.000% Floor	24.06	7/31/2015

Sizzling Platter, LLC	Beverage, Food & Tobacco	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 7.500%, 1.000% Floor	15.00	4/28/2014

Southwest Dealer Services, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	3/16/2020	LIBOR + 6.000%, 1.000% Floor	2.61	3/16/2015

Specialty Foam Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loans	1/15/2021	LIBOR + 7.500%, 1.000% Floor	7.42	2/8/2016

Survey Sampling International, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term Loans	12/16/2021	LIBOR + 9.000%, 1.000% Floor	24.00	12/12/2014

Techniplas LLC	Automotive	Senior Secured First Lien Notes	5/1/2020	10.000%	6.00	4/24/2015

The Garretson Resolution Group, Inc.	Services: Business	Senior Secured First Lien Term Loans	5/22/2021	LIBOR + 6.500%, 1.000% Floor	9.75	5/22/2015

Touchtunes Interactive Networks, Inc.	Media: Diversified & Production	Senior Secured Second Lien Term Loans	5/29/2022	LIBOR + 8.250%, 1.000% Floor	7.50	5/28/2015

TravelCLICK, Inc.	Hotel, Gaming & Leisure	Senior Secured Second Lien Term Loans	11/6/2021	LIBOR + 7.750%, 1.000% Floor	6.00	5/8/2014

True Religion Apparel, Inc.	Consumer goods: Non-durable	Senior Secured Second Lien Term Loans	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.00	7/29/2013

TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term Loans	9/30/2019	LIBOR + 5.750%, 1.000% Floor	23.75	8/8/2014

Upland CLO, LTD	Multi-Sector Holdings	Subordinated Notes	4/20/2028	17.390% Estimated Yield	10.00	3/23/2016

U.S. Auto Sales Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	6/8/2020	LIBOR + 10.500%, 1.000% Floor	5.50	6/8/2015

U.S. Well Services, LLC	Energy: Oil & Gas	Warrants	2/21/2019	—	—	8/16/2012

Valence Surface Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loans	6/13/2019	LIBOR + 5.500%, 1.000% Floor	4.62	6/12/2014

Velocity Pooling Vehicle, LLC	Automotive	Senior Secured Second Lien Term Loans	5/14/2022	LIBOR + 7.250%, 1.000% Floor	20.63	6/3/2014

Vestcom International Inc.	Services: Business	Senior Secured Second Lien Term Loans	9/30/2022	LIBOR + 7.750%, 1.000% Floor	5.00	9/30/2014

Voya CLO LTD	Multi-Sector Holdings	Subordinated Notes	7/19/2028	16.185% Estimated Yield	29.15	6/7/2016

Watermill-QMC Midco, Inc.	Automotive	Senior Secured First Lien Term Loans	6/30/2020	12.000%, 1.000% PIK	31.40	6/30/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Watermill-QMC Midco, Inc.	Automotive	Equity	—	—	—	6/30/2015

YP LLC	Services: Business	Senior Secured First Lien Term Loans	6/4/2018	LIBOR + 6.750%, 1.250% Floor	3.13	2/13/2014

Z Gallerie LLC	Consumer goods: Durable	Senior Secured First Lien Term Loans	10/8/2020	LIBOR + 6.500%, 1.000% Floor	4.71	10/8/2014

Total non-controlled/non-affiliated investments					$959.05

Nomida LLC	Construction & Building	Senior Secured First Lien Term Loans	12/1/2020	10.00%	8.10	11/17/2015

Nomida LLC	Construction & Building	Equity	—	—	—	11/17/2015

Sierra Senior Loan Strategy JV I LLC	Multi-Sector Holdings	Equity	—	—	45.04	7/15/2015

Total controlled/affiliated investments					$53.14

Federated Prime Obligations Fund	—	Money market fund	—	0.010%	46.31	—

Total money market fund					$46.31

*	Reflects the current interest rate as of July 7, 2016

Ninth Amendment to the Expense Support and Reimbursement Agreement

On July 12, 2016, the Company’s Board of Directors (the “Board”) approved the Ninth Amendment to the Expense Support and Reimbursement Agreement (the “Expense Support Agreement”) between the Company and SIC Advisors, LLC (the “Ninth Amendment”). Pursuant to the Ninth Amendment, the period during which SIC Advisors, LLC may reimburse the Company for operating expenses under the Expense Support Agreement has been extended to September 30, 2016 from June 30, 2016. To the extent the information contained in this paragraph of this prospectus supplement conflicts with the information contained in the Prospectus, the information in this paragraph shall control.

Increase in Public Offering Price

On July 13, 2016, in accordance with the pricing policy set forth in the Prospectus, a committee of our Board determined that an increase in the public offering price to $9.05 per share from $9.00 per share was warranted following an increase in our net asset value. This increase will become effective with the weekly closing scheduled to occur on or about July 15, 2016, and will be first applied to subscriptions received from July 8, 2016, through July 14, 2016.

Distributions

On July 12, 2016, the Board declared a series of semi-monthly distributions for July, August and September 2016 in the amount of $0.03333 per share. These distributions represent an annualized yield of 8.84% based on the Company’s current offering price of $9.05 per share. Stockholders of record as of each respective record date will be entitled to receive the distribution. Below are the details for each respective distribution:

Amount Per Share	Record Date	Payment Date
$0.03333	July 15, 2016	July 29, 2016
$0.03333	July 29, 2016	July 29, 2016
$0.03333	August 15, 2016	August 31, 2016
$0.03333	August 31, 2016	August 31, 2016
$0.03333	September 15, 2016	September 30, 2016
$0.03333	September 30, 2016	September 30, 2016